Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund, Inc.

90 Hudson Street

Jersey City, NJ 07302-3973

November 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4720

Re: Lord Abbett U.S. Government & Government Sponsored

Enterprises Money Market Fund, Inc.

1933 Act File No. 002-64536

1940 Act File No. 811-02924

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 40 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Commission on October 28, 2010.

Please contact the undersigned at (201) 827-2364 if you have any questions or comments.

Sincerely yours,

/S/ JONN PLERCHEE
Jonn Plerchee
Paralegal
Lord, Abbett & Co. LLC